Other income (Tables)	12 Months Ended
Dec. 31, 2020
Other income
Other income

	Year
	ended December 31,
	2020	2019
	€ 1,000	€ 1,000

Grant income	9,307	1,778
Other income	145	155
	9,452	1,933